Unaudited Consolidated Cash Flow - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Result for the period	€ (55,190)	€ (97,958)
Depreciation and amortization	10,588	6,699
Finance income excluding foreign currency (gains) losses	(60,788)	(24)
Finance expense	0	82,222
Share listing expense	59,542
Non-cash effective foreign currency gains	22	6,352
Stock compensation	2,655	3,866
Gain (loss) on disposal of property, plant, and equipment	115	2
Change in trade receivables not attributable to investing or financing activities	7,544	7,052
Change in inventories	11,818	(24,359)
Change in trade payables	(14,367)	12,929
Change in contract assets	40	(40)
Change in contract liabilities	4,906	(462)
Change in other investments and other assets	(341)	101
Change in other provisions	(3,996)	(13,063)
Change in other liabilities	394	(116)
Income tax expenses (benefits)	(257)	491
Interest received	395	24
Income taxes paid	(15)	(3)
Cash flow from operating activities	(36,934)	(16,287)
Purchase of property, plant, and equipment	(2,883)	(958)
Investments in intangible assets, including internally generated intangible asset	(399)	(445)
Proceeds from sale of property, plant, and equipment	20	107
Cash flow from investing activities	(3,262)	(1,296)
Proceeds from borrowings, shareholder contribution, and loans	6,275	13,966
Proceeds from Convertible Loan	38,156
Proceeds from issues of shares and other equity securities	661	776
Proceeds from the issue of warrants presented as financial liabilities	9,000
Repayment of loans and borrowings		(11,225)
Proceeds from the exercise of warrants	26,950	9,260
Repayment of shareholder loans	(22,026)
Repayment of Convertible Loan	(21,231)
Repayment of lease liabilities	(1,273)	(996)
Interest paid	(12,517)	(1,183)
Cash flow from financing activities	23,995	10,598
Net decrease (-) / increase in cash and cash equivalents	(16,201)	(6,985)
Cash and cash equivalents at the beginning of the period	22,858	29,162
FX effects	331	681
Net cash and cash equivalents at the end of the period	€ 6,987	€ 22,858